Quarterly Holdings Report
for
Fidelity® Preferred Securities & Income ETF
May 31, 2022
PSI-NPRT3-0722
1.9901715.100

Schedule of Investments May 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 61.8%
		Principal Amount(a)	Value
COMMUNICATION SERVICES – 2.7%
Media – 2.0%
ViacomCBS, Inc. 6.25% 2/28/57 (b)		$ 703,000	$ 660,890
Wireless Telecommunication Services – 0.7%
Vodafone Group PLC 7.00% 4/4/79 (b)		225,000	235,861
TOTAL COMMUNICATION SERVICES	896,751
CONSUMER DISCRETIONARY – 1.0%
Automobiles – 1.0%
General Motors Financial Co., Inc. 5.70% (b)(c)		352,000	329,120
ENERGY – 4.2%
Energy Equipment & Services – 0.0%
DCP Midstream Operating LP 3 month U.S. LIBOR + 3.850% 5.85% 5/21/43 (b)(d)(e)		12,000	10,530
Oil, Gas & Consumable Fuels – 4.2%
BP Capital Markets PLC 4.875% (b)(c)		420,000	392,738
Buckeye Partners LP 6.375% 1/22/78 (b)		59,000	48,278
DCP Midstream LP 7.375% (b)(c)		63,000	58,137
Enbridge, Inc. 5.75% 7/15/80 (b)		126,000	119,656
EnLink Midstream Partners LP 6.00% (b)(c)		31,000	21,844
Enterprise Products Operating LLC:
4.875% 8/16/77 (b)		67,000	56,264
5.25% 8/16/77 (b)		126,000	109,376
5.375% 2/15/78 (b)		67,000	57,198
Plains All American Pipeline LP 6.125% (b)(c)		95,000	74,206
TransCanada Trust:
5.30% 3/15/77 (b)		161,000	148,555
5.50% 9/15/79 (b)		128,000	120,288
5.625% 5/20/75 (b)		95,000	91,707
5.875% 8/15/76 (b)		129,000	124,134
			1,422,381
TOTAL ENERGY	1,432,911
FINANCIALS – 49.8%
Banks – 17.5%
Bank of America Corp. 6.125% 12/31/99		50,000	50,563
Huntington Bancshares, Inc.:
4.45% (b)(c)		574,000	527,745
5.625% (b)(c)		351,000	338,693

	Principal Amount(a)	Value

5.70% (b)(c)	$ 384,000	$ 353,885
JPMorgan Chase & Co.:
5.00% (b)(c)	351,000	325,921
6.10% (b)(c)	321,000	316,074
PNC Financial Services Group, Inc.:
5.00% (b)(c)	892,000	842,620
6.00% 12/31/99	50,000	50,188
SVB Financial Group:
4.25% (b)(c)	130,000	102,834
4.70% (b)(c)	66,000	54,034
Truist Financial Corp.:
4.95% (b)(c)	50,000	49,865
5.10% (b)(c)	478,000	461,132
5.125% (b)(c)	1,130,000	1,005,747
Wells Fargo & Co.:
3.90% (b)(c)	141,000	129,786
5.90% (b)(c)	1,371,000	1,326,509
		5,935,596
Capital Markets – 11.7%
Bank of New York Mellon Corp.:
3.70% (b)(c)	75,000	67,152
4.625% (b)(c)	50,000	45,585
Charles Schwab Corp. 5.00% (b)(c)	35,000	32,734
Goldman Sachs Group, Inc.:
4.125% (b)(c)	29,000	25,375
4.40% (b)(c)	894,000	804,654
5.00% (b)(c)	616,000	572,120
5.30% (b)(c)	279,000	268,851
Morgan Stanley:
5.30% (b)(c)	1,265,000	1,206,842
5.875% (b)(c)	125,000	124,608
State Street Corp. 5.625% (b)(c)	63,000	59,850
The Bank of New York Mellon Corp. 3.75% (b)(c)	96,000	83,473
The Charles Schwab Corp. 4.00% (b)(c)	831,000	662,023
		3,953,267
Consumer Finance – 9.0%
Ally Financial, Inc. 4.70% (b)(c)	1,104,000	931,087
American Express Co. 3.55% (b)(c)	182,000	154,780
Capital One Financial Corp. 3.95% (b)(c)	320,000	273,437
Citizens Financial Group, Inc. 6.00% (b)(c)	1,247,000	1,145,749
Discover Financial Services 5.50% (b)(c)	609,000	508,058

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
FINANCIALS – continued
Consumer Finance – continued
M&T Bank Corp. 3.50% (b)(c)		$ 30,000	$ 24,637
			3,037,748
Diversified Financial Services – 9.3%
Aircastle Ltd. 5.25% (b)(c)(d)		226,000	193,153
Apollo Management Holdings LP 4.95% 1/14/50 (b)(d)		524,000	480,542
Bank of America Corp. 5.875% (b)(c)		863,000	820,929
Citigroup, Inc.:
3.875% (b)(c)		511,000	456,170
4.15% (b)(c)		89,000	78,515
5.95% (b)(c)		418,000	410,288
6.30% (b)(c)		745,000	716,317
			3,155,914
Insurance – 2.3%
American International Group, Inc.:
3 month U.S. LIBOR + 2.868% 5.75% 4/1/48 (b)(e)		129,000	122,873
8.175% 5/15/68 (b)		8,000	10,021
Assurant, Inc. 7.00% 3/27/48 (b)		61,000	60,913
MetLife, Inc.:
6.40% 12/15/66		319,000	327,772
10.75% 8/1/69		128,000	171,520
Nationwide Financial Services, Inc. 6.75% 5/15/87		6,000	6,211
PartnerRe Finance B LLC 4.50% 10/1/50 (b)		67,000	59,725
SBL Holdings, Inc. 6.50% (b)(c)(d)		34,000	28,794
			787,829
TOTAL FINANCIALS	16,870,354
INDUSTRIALS – 0.7%
Trading Companies & Distributors – 0.7%
Air Lease Corp.:
4.125% (b)(c)		56,000	44,240
4.65% (b)(c)		224,000	192,591
TOTAL INDUSTRIALS	236,831
UTILITIES – 3.4%
Multi-Utilities – 3.4%
CenterPoint Energy, Inc. 6.125% (b)(c)		96,000	85,213
CMS Energy Corp. 3.75% 12/1/50 (b)		259,000	208,539
Edison International:
5.00% (b)(c)		64,000	55,041

		Principal Amount(a)	Value

5.375% (b)(c)		$ 191,000	$ 168,749
Emera, Inc. 6.75% 6/15/76 (b)		125,000	123,739
NextEra Energy Capital Holdings, Inc. 5.65% 5/1/79 (b)		329,000	307,328
Sempra Energy 4.875% (b)(c)		216,000	208,485
TOTAL UTILITIES	1,157,094
TOTAL NONCONVERTIBLE BONDS (Cost $23,788,573)	20,923,061
Preferred Stock – 32.2%

COMMUNICATION SERVICES – 2.6%
Diversified Telecommunication Services – 1.4%
AT&T, Inc. 4.75% (c)		23,125	472,675
Wireless Telecommunication Services – 1.2%
United States Cellular Corp.:
5.50% 3/01/70		9,550	197,876
6.25% 9/01/69		8,825	200,592
			398,468
TOTAL COMMUNICATION SERVICES	871,143
CONSUMER DISCRETIONARY – 1.7%
Automobiles – 1.7%
Ford Motor Co. 6.00% 12/1/59		22,400	564,256
ENERGY – 0.9%
Oil, Gas & Consumable Fuels – 0.9%
DCP Midstream LP:
7.875% (b)(c)		775	18,926
7.95% (b)(c)		775	19,174
Enbridge, Inc. 6.375% 4/15/78 (b)		2,425	61,061
Energy Transfer LP:
7.375% (b)(c)		2,340	50,614
7.60% (b)(c)		3,255	78,966
7.625% (b)(c)		1,660	38,861
NuStar Energy LP:
7.625% (b)(c)		1,600	33,568
9.00% (b)(c)		775	19,266
TOTAL ENERGY	320,436
FINANCIALS – 23.9%
Banks – 11.5%
Bank of America Corp.:
4.25% (c)		4,750	93,813
4.375% (c)		32,775	651,567
Bank of Hawaii Corp. 4.375% (c)		775	15,291

Quarterly Report	3

Preferred Stock – continued
	Principal Amount(a)	Value
FINANCIALS continued
Banks continued
Citizens Financial Group, Inc. 5.00% (c)	$ 23,125	$ 512,681
Cullen/Frost Bankers, Inc. 4.45% (c)	3,200	67,200
First Republic Bank:
4.00% (c)	16,775	305,808
4.125% (c)	19,925	366,221
4.50% (c)	1,700	33,694
4.70% (c)	19,000	393,110
Huntington Bancshares, Inc. 4.50% (c)	7,950	163,531
JPMorgan Chase & Co.:
4.20% (c)	725	14,413
4.55% (c)	47,900	990,572
SVB Financial Group 5.25% (c)	1,600	37,648
Truist Financial Corp. 4.75% (c)	4,025	84,002
Wells Fargo & Co.:
4.25% (c)	700	13,115
4.70% (c)	3,600	73,512
4.75% (c)	3,600	74,772
		3,890,950
Capital Markets – 3.9%
Morgan Stanley:
4.25% (c)	2,300	44,942
5.85% (b)(c)	12,275	317,677
Stifel Financial Corp.:
4.50% (c)	775	15,632
6.125% (c)	825	20,551
The Charles Schwab Corp. 4.45% (c)	43,150	921,252
		1,320,054
Consumer Finance – 2.1%
Capital One Financial Corp. 4.80% (c)	31,125	636,506
Navient Corp. 6.00% 12/15/43	3,200	76,160
Synchrony Financial 5.625% (c)	1,000	21,300
		733,966
Diversified Financial Services – 0.2%
Equitable Holdings, Inc. 4.30% (c)	1,550	29,946
Voya Financial, Inc. 5.35% (b)(c)	1,550	37,448
		67,394
Insurance – 6.0%
AEGON Funding Co. LLC 5.10% 12/15/49	7,950	184,996
Assurant, Inc. 5.25% 1/15/61	6,400	142,272
Athene Holding Ltd. 4.875% (c)	2,425	50,489
KKR Group Finance Co. IX LLC 4.625% 4/1/61	58,330	1,209,764
MetLife, Inc. 4.75% (c)	4,000	93,200
PartnerRe Ltd. 4.875% (c)	3,150	69,316

		Principal Amount(a)	Value

RenaissanceRe Holdings Ltd. 4.20% (c)		$ 1,550	$ 28,954
The Allstate Corp. 5.10% (c)		1,500	36,255
W R Berkley Corp. 4.25% 9/30/60		10,425	207,353
			2,022,599
Real Estate Investment Trusts (Reits) – 0.2%
Brookfield Property Partners LP:
5.75% (c)		1,550	30,380
6.375% (c)		825	17,408
DigitalBridge Group, Inc. 7.15% (c)		600	14,166
			61,954
TOTAL FINANCIALS	8,096,917
REAL ESTATE – 1.0%
Equity Real Estate Investment Trusts (Reits) – 1.0%
Public Storage:
3.95% (c)		775	14,663
4.00% (c)		16,000	306,720
4.00% (c)		850	16,371
Summit Hotel Properties, Inc. 5.875% (c)		775	16,534
TOTAL REAL ESTATE	354,288
UTILITIES – 2.1%
Electric Utilities – 1.4%
Pacific Gas and Electric Co. 6.00% (c)		705	16,589
The Southern Co.:
4.20% 10/15/60		9,550	187,657
4.95% 1/30/80		11,825	270,083
			474,329
Independent Power And Renewable Electricity Producers – 0.2%
Brookfield Renewable Partners LP 5.25% (c)		2,395	53,553
Multi-Utilities – 0.5%
Brookfield Infrastructure Partners LP:
5.00% (c)		825	16,104
5.125% (c)		825	16,499
DTE Energy Co. 4.375% 10/15/80		825	16,814
SCE Trust II 5.10% (c)		705	14,876
SCE Trust III 5.75% (b)(c)		1,550	35,991
SCE Trust V 5.45% (b)(c)		1,550	37,184
SCE Trust VI 5.00% (c)		2,375	48,901
			186,369
TOTAL UTILITIES	714,251
TOTAL PREFERRED STOCKS (Cost $13,066,724)	10,921,291
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Convertible Bonds – 0.9%
		Principal Amount(a)	Value
ENERGY – 0.9%
Oil, Gas & Consumable Fuels – 0.9%
Enbridge, Inc.:
5.50% 7/15/77 (b)		$ 126,000	$ 113,606
6.00% 1/15/77 (b)		68,000	66,191
6.25% 3/01/78 (b)		123,000	118,782
TOTAL ENERGY	298,579
TOTAL CONVERTIBLE BONDS (Cost $339,798)	298,579

Money Market Fund – 4.4%
		Shares
Fidelity Cash Central Fund, 0.82% (f) (Cost $1,492,991)		1,492,693	1,492,991
TOTAL INVESTMENT IN SECURITIES – 99.3% (Cost $38,688,086)	33,635,922
NET OTHER ASSETS (LIABILITIES) – 0.7%	223,811
NET ASSETS – 100.0%	$ 33,859,733

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is perpetual in nature with no stated maturity date.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $713,019 or 2.1% of net assets.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.82%	$90,574	$25,729,829	$24,327,412	$1,288	$—	$—	$1,492,991	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds and Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally
Quarterly Report	5

categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
6	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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8	Quarterly Report